EARNINGS PER SHARE (Tables)	6 Months Ended
Jun. 30, 2023
Earnings per share [abstract]
Schedule of Earnings per Share
The components of the numerator and the denominator in the calculation of basic and diluted earnings per share are as follows for the six months ended June 30, 2023 and June 30, 2022:

(in thousands of $)	2023	2022
Profit attributable to the shareholders of the Company	430,300	80,243

(in thousands)
Weighted average number of basic and diluted shares	222,623	205,257

Cash dividends paid per share	$1.77	—